POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 28, 2017 FOR:

PowerShares Financial Preferred Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

Effective September 30, 2017, the Prospectuses are revised as follows:

All references to NYSE Group and NYSE Group, Inc. are hereby replaced with ICE Data Indices, LLC.

Please Retain This Supplement for Future Reference.

P-PS-STATSUMPRO-1-SUP-2